Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of Related Party Transactions	The aggregate compensation expenses we recognized under IFRS for our directors and senior executive officers for the periods shown were as follows:

	Year ended December 31
	2020	2021	2022
Short-term employee benefits and costs	$8.7	$7.3	$9.7
Post-employment and other long-term benefits	0.2	0.6	0.5
SBC (including DSUs and RSUs to eligible directors)	12.5	17.3	25.5
	$21.4	$25.2	$35.7